Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
December 31, 2019

Dates Covered
Collections Period	12/01/19 - 12/31/19
Interest Accrual Period	12/16/19 - 01/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/19	721,186,716.76	36,321
Yield Supplement Overcollateralization Amount 11/30/19	40,246,779.29	0
Receivables Balance 11/30/19	761,433,496.05	36,321
Principal Payments	26,413,703.68	633
Defaulted Receivables	1,033,835.49	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/19	38,283,884.60	0
Pool Balance at 12/31/19	695,702,072.28	35,640

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.08%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	6,694,371.16	282
Past Due 61-90 days	2,255,470.24	93
Past Due 91-120 days	430,288.28	16
Past Due 121+ days	0.00	0
Total	9,380,129.68	391

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.28%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.37%
Delinquency Trigger Occurred	NO

Recoveries	599,867.50
Aggregate Net Losses/(Gains) - December 2019	433,967.99
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.68%
Prior Net Losses Ratio	0.97%
Second Prior Net Losses Ratio	0.75%
Third Prior Net Losses Ratio	0.58%
Four Month Average	0.75%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Overcollateralization Target Amount	8,000,573.83
Actual Overcollateralization	8,000,573.83
Weighted Average APR	3.91%
Weighted Average APR, Yield Adjusted	6.53%
Weighted Average Remaining Term	53.76

Flow of Funds	$ Amount

Collections	29,508,926.87
Investment Earnings on Cash Accounts	8,603.61
Servicing Fee	(634,527.91)
Transfer to Collection Account	-
Available Funds	28,883,002.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,696,143.89
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	1,620,997.24
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,570,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,000,573.83
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,862,655.28

Total Distributions of Available Funds	28,883,002.57

Servicing Fee	634,527.91
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 12/16/19	712,893,069.52
Principal Paid	25,191,571.07
Note Balance @ 01/15/20	687,701,498.45

Class A-1
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-2
Note Balance @ 12/16/19	236,223,069.52
Principal Paid	25,191,571.07
Note Balance @ 01/15/20	211,031,498.45
Note Factor @ 01/15/20	60.6412352%

Class A-3
Note Balance @ 12/16/19	347,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	347,000,000.00
Note Factor @ 01/15/20	100.0000000%

Class A-4
Note Balance @ 12/16/19	82,950,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	82,950,000.00
Note Factor @ 01/15/20	100.0000000%

Class B
Note Balance @ 12/16/19	31,150,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	31,150,000.00
Note Factor @ 01/15/20	100.0000000%

Class C
Note Balance @ 12/16/19	15,570,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	15,570,000.00
Note Factor @ 01/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,828,776.22
Total Principal Paid	25,191,571.07
Total Paid	27,020,347.29

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	594,494.72
Principal Paid	25,191,571.07
Total Paid to A-2 Holders	25,786,065.79

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.7657905
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.3239363
Total Distribution Amount	26.0897268

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.7083182
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	72.3895720
Total A-2 Distribution Amount	74.0978902

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	64.35
Noteholders' Third Priority Principal Distributable Amount	618.06
Noteholders' Principal Distributable Amount	317.59

Account Balances	$ Amount

Reserve Account
Balance as of 12/16/19	2,595,670.49
Investment Earnings	3,478.07
Investment Earnings Paid	(3,478.07)
Deposit/(Withdrawal)	-
Balance as of 01/15/20	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49